Derivative Liability (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Liability	$ 705,278	$ 0	$ 0
Fair Value Inputs Level 1 [Member]
Derivative Liability	0
Fair Value Inputs Level 2 [Member]
Derivative Liability	0
Fair Value Inputs Level 3 [Member]
Derivative Liability	$ 705,278